Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Restricted shares [member] Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	5,598	2,785
Weighted average fair value	£ 4.94	£ 8.09
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	696	1,435
Weighted average fair value	£ 5.29	£ 8.49